Intangibles Assets - Summary of the ranges of projected EBITDA as a percentage of revenue by CGUs (Details)	Dec. 31, 2024
Bottom of range [member] | Radioncologia S A C Radioncologia [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	49.3
Bottom of range [member] | Laboratorio Cantella S A C Cantella [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	28.5
Bottom of range [member] | R&R Patólogos Asociados S.A.C. (R&R)
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	30.1
Bottom of range [member] | Servimedicos S A C Servimedicos [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	18.5
Bottom of range [member] | Clinica Bellavista S.A.C. (Bellavista) [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	4.7
Bottom of range [member] | Patologia Oncologica S A C [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	43.6
Bottom of range [member] | Oncogenomics S.A.C. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	44.9
Bottom of range [member] | Promotora Medica Las Americas S A [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	5.5
Bottom of range [member] | Instituto de Cancerologia S A [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	26.1
Bottom of range [member] | Oncomedica S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	25.8
Bottom of range [member] | Hospital y Clnica OCA S.A. de C.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	36.8
Bottom of range [member] | Dentegra Seguros Dentales, S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	15
Top of range [member] | Radioncologia S A C Radioncologia [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	55.3
Top of range [member] | Laboratorio Cantella S A C Cantella [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	26.1
Top of range [member] | R&R Patólogos Asociados S.A.C. (R&R)
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	26.5
Top of range [member] | Servimedicos S A C Servimedicos [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	28.9
Top of range [member] | Clinica Bellavista S.A.C. (Bellavista) [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	10.8
Top of range [member] | Patologia Oncologica S A C [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	38.7
Top of range [member] | Oncogenomics S.A.C. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	36.3
Top of range [member] | Promotora Medica Las Americas S A [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	19.3
Top of range [member] | Instituto de Cancerologia S A [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	30
Top of range [member] | Oncomedica S.A [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	27.5
Top of range [member] | Hospital y Clnica OCA S.A. de C.V. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	40.1
Top of range [member] | Dentegra Seguros Dentales, S.A. [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage Of Projected Earnings Before Interest Tax Depreciation And Amortisation	15.4